Subsequent Events	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Subsequent Events

NOTE N – SUBSEQUENT EVENTS

On April 9, 2021, the Company issued Bill Edmonds (“Mr. Edmonds”), an officer and director of the Company, a Convertible Promissory Note (the “Note”) in the amount of One Hundred Ten Thousand and NO/100 Dollars ($110,000). The Note accrues interest at 12% if paid within 60 days and thereafter 15% compounding monthly. The Note is convertible, in whole or in part, at any time and from time to time before maturity (June 9, 2021) at the option of the holder. The conversion price for the principal and interest in connection with voluntary conversions by the Holder shall be 60% multiplied by the Market Price (as defined herein)(representing a discount rate of 40%), subject to adjustment as described herein (“Conversion Price”). Market Price” means the lowest one (1) Trading Prices (as defined below) for the Common Stock during the twenty (20) Trading Day period ending on the last complete Trading Day prior to the Conversion Date. “Trading Prices” means, for any security as of any date, the lowest traded price on the Over-the Counter Pink Marketplace, OTCQB, or applicable trading market (the “OTCQB”) as reported by a reliable reporting service (“Reporting Service”) designated by the Holder (i.e. www.Nasdaq.com) or, if the OTCQB is not the principal trading market for such security, on the principal securities exchange or trading market where such security is listed or traded or, if the lowest intraday trading price of such security is not available in any of the foregoing manners, the lowest intraday price of any market makers for such security that are quoted on the OTC Markets. If the Trading Prices cannot be calculated for such security on such date in the manner provided above, the Trading Prices shall be the fair market value as mutually determined by the Borrower and the holders of a majority in interest of the Notes being converted for which the calculation of the Trading Prices are required in order to determine the Conversion Price of such Notes. “Trading Day” shall mean any day on which the Common Stock is tradable for any period on the OTCQB, or on the principal securities exchange or other securities market on which the Common Stock is then being traded. Upon any Event of Default, including not having current financial information publicly disclosed, the Conversion Price will be reduced to 50% multiplied by the Market Price (as defined herein)(representing a discount rate of 50%).

On April 27, 2021, the Company (the “Buyer”) entered into a Letter of Intent (“LOI”) with Lyell Environmental Services, Inc. (the “Seller”) Under the terms of the LOI, the Buyer shall purchase certain waste management assets from the Seller for the purchase price of $1,350,000 and 1,000,000 shares of common stock of the Buyer of which $50,000 shall be paid upon execution of the purchase and sale agreement and $1,300,000 at Closing. If any party withdraws from the dealing or negotiation prior to June 15, 2021, or fails to negotiate in good faith, or if each party hereto has not entered into the Purchase Agreement by June 15, 2021, then any obligation to negotiate or prepare the Definitive Agreements or otherwise deal with any other party to the LOI, and the agreements of the parties set forth in paragraphs 4-9 of the LOI shall immediately terminate. It is agreed, however, that so long as the parties are negotiating in good faith as of June 15, 2021, the termination date of the LOI may be extended for an additional 30 days to July 15, 2021.

On May 10, 2021, the Company entered into a Consulting Agreement (the “Agreement”) with Sylios Corp (the “Consultant”) for preparation of the Company’s financial reports. Under the terms of the Agreement, the Consultant is to assist the Company in the preparation of its Annual Report on Form 10-K, Quarterly Reports on Form 10-Q and Registration Statements on Form S-1 and Form S-8. The Agreement shall have a term of one (1) year or until the Company’s Annual Report on Form 10-K for the year ended December 31, 2021 is filed with the Securities and Exchange Commission. As compensation, the Consultant, or its designee, shall receive 2,500,000 shares of common stock. The Consultant’s shares of common stock shall be included within the Company’s Registration Statement on Form S-1 or the shares shall be issued under the Company’s Registration Statement on Form S-8.

On May 12, 2021, the Company issued a noteholder 2,500,000 shares of common stock in satisfaction of $25,000 principal. The $51,250 excess of the $76,250 fair value of the 2,500,000 shares over the $25,000 liability reduction will be charged to loss on conversion of debt in the three months ended June 30, 2021.

On May 13, 2021, the Company issued a noteholder 4,000,000 shares of common stock in satisfaction of $40,000 principal. The $83,600 excess of the $123,600 fair value of the 4,000,000 shares over the $40,000 liability reduction will be charged to loss on conversion of debt in the three months ended June 30, 2021.

On May 13, 2021, the Company entered into a Finder’s Fee Agreement (the “Agreement”) with J.H. Darbie & Co., Inc. (hereinafter, “Darbie”), Under the terms of the Agreement, Darbie will use its best efforts to initiate an introductory meeting between principals of the Introduced Party and that of the Company with the goal of raising capital for the Company. The Agreement has a term of 120 days, but Darbie shall have the right to terminate the Agreement with five (5) days written notice to the Company. In consideration of the introduction, Darbie shall be entitled to receive a finder’s fee in the amount of four percent (4%) of the gross proceeds of an equity/convertible debt transaction and/or cash equal to four percent (4%) of the gross proceeds of a non-convertible debt transaction.

On May 14, 2021, the Company issued a noteholder 6,000,000 shares of common stock in satisfaction of $60,000 principal. The $96,000 excess of the $156,000 fair value of the 6,000,000 shares over the $60,000 liability reduction will be charged to loss on conversion of debt in the three months ended June 30, 2021.

On June 4, 2021, the Company issued GPL Ventures, LLC (“GPL”) a Convertible Promissory Note (the “Note”) in the amount of One Hundred Fifty Thousand and NO/100 Dollars ($150,000). The Note is convertible, in whole or in part, at any time and from time to time before maturity (June 4, 2022) at the option of the holder at the Conversion Price that shall equal the lesser of: a) $0.01 or b) Sixty Percent (60%) of the lowest Trading Price (defined below) during the Valuation Period (defined below), and the Conversion Amount shall be the amount of principal or interest electively converted in the Conversion Notice. The total number of shares due under any conversion notice (“Notice Shares”) will be equal to the Conversion Amount divided by the Conversion Price. “Trading Price” means, for any security as of any date, any trading price on the OTC Markets, or other applicable trading market (the “OTCBB”) as reported by a reliable reporting service (“Reporting Service”) mutually acceptable to Maker and Holder (i.e. Bloomberg) or, if the OTCBB is not the principal trading market for such security, the price of such security on the principal securities exchange or trading market where such security is listed or traded. The “Valuation Period” shall mean twenty (20) Trading Days, commencing on the first Trading Day following delivery and clearing of the Notice Shares in Holder’s brokerage account, as reported by Holder (“Valuation Start Date”). The Note has a term of one (1) year and bears interest at 10% annually. The Company and GPL also entered into a Registration Rights Agreement (“RRA”) that provided for the Company to file a Registration Statement with the SEC covering the resale of up to 20,000,000 shares underlying the Note and to have filed such Registration Statement within 30 days of the RRA. In the event that the Company doesn’t maintain the registration requirements provided for in the RRA, the Company is obligated to pay GPL certain payments for such failures. The transaction closed on June 8, 2021.

On June 4, 2021, the Company issued Quick Capital, LLC (“Quick”) a Convertible Promissory Note (the “Note”) in the amount of One Hundred Fifty Thousand and NO/100 Dollars ($150,000). The Note is convertible, in whole or in part, at any time and from time to time before maturity (June 4, 2022) at the option of the holder at the Conversion Price that shall equal the lesser of: a) $0.01 or b) Sixty Percent (60%) of the lowest Trading Price (defined below) during the Valuation Period (defined below), and the Conversion Amount shall be the amount of principal or interest electively converted in the Conversion Notice. The total number of shares due under any conversion notice (“Notice Shares”) will be equal to the Conversion Amount divided by the Conversion Price. “Trading Price” means, for any security as of any date, any trading price on the OTC Markets, or other applicable trading market (the “OTCBB”) as reported by a reliable reporting service (“Reporting Service”) mutually acceptable to Maker and Holder (i.e. Bloomberg) or, if the OTCBB is not the principal trading market for such security, the price of such security on the principal securities exchange or trading market where such security is listed or traded. The “Valuation Period” shall mean twenty (20) Trading Days, commencing on the first Trading Day following delivery and clearing of the Notice Shares in Holder’s brokerage account, as reported by Holder (“Valuation Start Date”). The Note has a term of one (1) year and bears interest at 10% annually. The Company and Quick also entered into a Registration Rights Agreement (“RRA”) that provided for the Company to file a Registration Statement with the SEC covering the resale of up to 20,000,000 shares underlying the Note and to have filed such Registration Statement within 30 days of the RRA. In the event that the Company doesn’t maintain the registration requirements provided for in the RRA, the Company is obligated to pay Quick certain payments for such failures. The transaction closed on June 8, 2021.

On June 4, 2021, the Company entered into an Amendment to the Consulting Agreement (the “Amendment”) between the Company and Sylios Corp dated May 10, 2021. Under the terms of the Amendment, the compensation to the Consultant is amended such that the Consultant shall receive $35,000 cash compensation and shall receive no shares of common stock. No other terms of the original Agreement were amended.

NOTE M - SUBSEQUENT EVENTS

Asset Purchase Agreement

On February 8, 2021, the Company, through its wholly owned subsidiary DG Research, Inc. (the “Buyer”), entered into an Asset Purchase Agreement (the “Agreement”) with Amwaste, Inc. (the “Seller”). Under the terms of the Agreement, the Buyer has agreed to purchase from the Seller certain assets (the “Assets”) utilized in the Seller’s waste management business located in Glynn County, Georgia. In consideration for the purchase of the Assets, the Buyer shall pay the seller $150,000 and issue the Seller 2,000,000 shares of the Company’s restricted common stock. The Buyer shall remit $50,000 at Closing and shall issue the Seller a Promissory Note (the “Note”) in the amount of $110,000. The Note principal shall be reduced by $10,000 if the Note is paid in full on or before March 8, 2021. The Note is secured by the Assets purchased through the Agreement. The transaction closed on February 11, 2021. At Closing, the Buyer remitted the $50,000 payment. On February 16, 2021, the Company issued the Seller the 2,000,000 shares of restricted common stock.

Issuance of Convertible Notes

On February 5, 2021, the Company issued GPL Ventures, LLC (“GPL”) a Convertible Promissory Note (the “Note”) in the amount of Seventy-Five Thousand and NO/100 Dollars ($75,000). The Note is convertible, in whole or in part, at any time and from time to time before maturity (February 5, 2022) at the option of the holder at the Conversion Price that shall equal the lesser of: a) $0.01 or b) Sixty Percent (60%) of the lowest Trading Price (defined below) during the Valuation Period (defined below), and the Conversion Amount shall be the amount of principal or interest electively converted in the Conversion Notice. The total number of shares due under any conversion notice (“Notice Shares”) will be equal to the Conversion Amount divided by the Conversion Price. “Trading Price” means, for any security as of any date, any trading price on the OTC Markets, or other applicable trading market (the “OTCBB”) as reported by a reliable reporting service (“Reporting Service”) mutually acceptable to Maker and Holder (i.e. Bloomberg) or, if the OTCBB is not the principal trading market for such security, the price of such security on the principal securities exchange or trading market where such security is listed or traded. The “Valuation Period” shall mean twenty (20) Trading Days, commencing on the first Trading Day following delivery and clearing of the Notice Shares in Holder’s brokerage account, as reported by Holder (“Valuation Start Date”). The Note has a term of one (1) year and bears interest at 10% annually. The Company and GPL also entered into a Registration Rights Agreement (“RRA”) that provided for the Company to file a Registration Statement with the SEC covering the resale of up to 10,000,000 shares underlying the Note and to have filed such Registration Statement within 30 days of the RRA. In the event that the Company doesn’t maintain the registration requirements provided for in the RRA, the Company is obligated to pay GPL certain payments for such failures. The transaction closed on February 10, 2021.

On February 5, 2021, the Company issued Quick Capital, LLC (“Quick”) a Convertible Promissory Note (the “Note”) in the amount of Twenty-Five Thousand and NO/100 Dollars ($25,000). The Note is convertible, in whole or in part, at any time and from time to time before maturity (February 5, 2022) at the option of the holder at the Conversion Price that shall equal the lesser of a) $0.01 or b) Sixty Percent (60%) of the lowest Trading Price (defined below) during the Valuation Period (defined below), and the Conversion Amount shall be the amount of principal or interest electively converted in the Conversion Notice. The total number of shares due under any conversion notice (“Notice Shares”) will be equal to the Conversion Amount divided by the Conversion Price. “Trading Price” means, for any security as of any date, any trading price on the OTC Markets, or other applicable trading market (the “OTCBB”) as reported by a reliable reporting service (“Reporting Service”) mutually acceptable to Maker and Holder (i.e. Bloomberg) or, if the OTCBB is not the principal trading market for such security, the price of such security on the principal securities exchange or trading market where such security is listed or traded. The “Valuation Period” shall mean twenty (20) Trading Days, commencing on the first Trading Day following delivery and clearing of the Notice Shares in Holder’s brokerage account, as reported by Holder (“Valuation Start Date”). The Note has a term of one (1) year and bears interest at 10% annually. The Company and Quick also entered into a Registration Rights Agreement (“RRA”) that provided for the Company to file a Registration Statement with the SEC covering the resale of up to 10,000,000 shares underlying the Note and to have filed such Registration Statement within 30 days of the RRA. In the event that the Company doesn’t maintain the registration requirements provided for in the RRA, the Company is obligated to pay Quick certain payments for such failures. The transaction closed on February 12, 2021.

On March 2, 2021, the Company issued GPL Ventures, LLC (“GPL”) a Convertible Promissory Note (the “Note”) in the amount of Fifty Thousand and NO/100 Dollars ($50,000). The Note is convertible, in whole or in part, at any time and from time to time before maturity (March 2, 2022) at the option of the holder at the Conversion Price that shall equal the lesser of: a) $0.01 or b) Sixty Percent (60%) of the lowest Trading Price (defined below) during the Valuation Period (defined below), and the Conversion Amount shall be the amount of principal or interest electively converted in the Conversion Notice. The total number of shares due under any conversion notice (“Notice Shares”) will be equal to the Conversion Amount divided by the Conversion Price. “Trading Price” means, for any security as of any date, any trading price on the OTC Markets, or other applicable trading market (the “OTCBB”) as reported by a reliable reporting service (“Reporting Service”) mutually acceptable to Maker and Holder (i.e. Bloomberg) or, if the OTCBB is not the principal trading market for such security, the price of such security on the principal securities exchange or trading market where such security is listed or traded. The “Valuation Period” shall mean twenty (20) Trading Days, commencing on the first Trading Day following delivery and clearing of the Notice Shares in Holder’s brokerage account, as reported by Holder (“Valuation Start Date”). The Note has a term of one (1) year and bears interest at 10% annually. The Company and GPL also entered into a Registration Rights Agreement (“RRA”) that provided for the Company to file a Registration Statement with the SEC covering the resale of up to 10,000,000 shares underlying the Note and to have filed such Registration Statement within 30 days of the RRA. In the event that the Company doesn’t maintain the registration requirements provided for in the RRA, the Company is obligated to pay GPL certain payments for such failures. The transaction closed on March 9, 2021.

Issuance of Common Stock

On February 17, 2021, the Company issued Lloyd Spencer (Company CEO) 1,616,379 restricted shares of its common stock (850,000 shares vested from August 2020 to December 2020 pursuant to the Employment Agreement dated December 4, 2019 and 766,379 shares vested in 2020 pursuant to the Board of Directors Services Agreement dated January 9, 2020). Please see NOTE J - COMMITMENTS AND CONTINGENCIES for further information.

On February 17, 2021, the Company issued Bill Edmonds (Company CFO) 766,379 restricted shares of its common stock which vested in 2020 pursuant to the Board of Directors Services Agreement dated January 9, 2020. Please see NOTE J - COMMITMENTS AND CONTINGENCIES for further information.

Consulting Agreement

On February 12, 2021, the Company entered into a Consulting Agreement (the “Agreement”) with Sylios Corp (the “Consultant”) for preparation of the Company’s financial reports. Under the terms of the Agreement, the Consultant is to assist the Company in the preparation of its Annual Report on Form 10-K and its Registration Statement on Form S-1. The Agreement shall have a term of three (3) months or until the Company’s Registration Statement on Form S-1 is filed with the Securities and Exchange Commission. As compensation, the Consultant, or its designee, shall receive 750,000 shares of common stock.

On March 19, 2021, the Company issued 750,000 restricted shares of its common stock to a consultant for services rendered.